Organization and Description of Business	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Uni-Fuels Holdings Limited (“Uni-Fuels Holdings”) (“the Company”) is a company incorporated in the Cayman Islands with limited liability on March 8, 2024. Uni-Fuels Holdings is a parent holding company with no operations.

Uni-Fuels Holdings together with its subsidiaries (collectively, “the Group”) is primarily operating in Singapore whose primary business activity is in ship bunkering. The Group is a marine fuels supplier and broker that provides marine fuels supply to shipping companies and other marine fuels suppliers worldwide in-port and offshore. The Group primarily generates sales income by selling marine fuels to its customers and receives brokerage commissions by referring shipping companies to its customers.

The consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Uni-Fuels Group Inc (“Uni-Fuels Group”)	February 5, 2024	Cayman Island	100%	Investment holding company
Uni-Fuels Pte. Ltd. (“Uni-Fuels”)	October 12, 2021	Singapore	100%	Ship bunkering as marine fuels supplier and broker
Uni-Fuels Pte. Ltd. (Branch)	March 21, 2024	South Korea	100%	Ship bunkering and service provider of marine fuels solutions
Uni-Fuels (Shanghai) Co., Ltd.	February 11, 2025	China	100%	Sales of petroleum products
Uni-Fuels Middle East FZCO	February 14, 2025	UAE	100%	Fuel supply services

Reorganization

The Reorganization was completed on April 18, 2024 through a series of planned transactions. As a result of the Reorganization, the Company has become the holding company for all previously mentioned entities. The primary objective of the Reorganization was to transfer 100% ownership of Uni-Fuels to the Company, enabling the Company to serve as the issuer for its planned initial public offering in the United States.

Immediately before the Reorganization, Uni-Fuels was wholly owned and controlled by Kuan Hua KOH and functioned as the operational entity for all the Group’s business activities. The Company and Uni-Fuels Group were established on March 8, 2024, and February 5, 2024, respectively, by a registered agent in the Cayman Islands, with the sole purpose of acting as holding companies for the Group. On March 14, 2024, 100% ownership of Uni-Fuels Holdings, which at the time also held 100% ownership interest in Uni-Fuels Group, was transferred from the registered agent to Garden City Private Capital Limited, which is controlled by Kuan Hua KOH. Both the Company and Uni-Fuels Gorup had not engaged in any business activities before the transfer. On April 18, 2024, Kuan Hua KOH transferred 100% ownership interest in Uni-Fuels to Uni-Fuels Group, thereby completing the Reorganization.

Immediately before and after the Reorganization, the Company, Uni-Fuels Group, and Uni-Fuels remained under the complete ownership and control of Kuan Hua KOH. Consequently, the Reorganization is classified as a common control transaction under ASC 805-50.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and 2024

On January 15, 2025, the Company consummated its initial public offering (“IPO”) of 2,100,000 Class A Ordinary Shares at an offering price of $4 per share, generating gross proceeds of $8,400,000 with net proceeds of approximately $7.39 million, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company. The Class A Ordinary Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “UFG”. On February 4, 2025, the underwriter exercised the OA Option in full to purchase 315,000 additional Class A Ordinary Shares from the Company at the public offering price of $4 per share, generated gross proceeds of $1,260,000 with net proceeds of approximately $1.17 million, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company.

Following this, the consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in these unaudited condensed consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.